SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCIES TRANSLATION EXCHANGE RATE

The exchange rates used to translate amounts in INR and GBP into USD for the purposes of preparing the consolidated financial statements were as follows:

Balance sheet:

	December 31, 2021	June 30, 2021
Period-end INR: USD exchange rate	$0.01349	$0.01349
Period-end GBP: USD exchange rate	$1.34915	$1.38510

Income statement:

	For the Three Months Ended		For the Six Months Ended
	December 31,		December 31,
	2021	2020	2021	2020
Average Period INR: USD exchange rate	$0.01349	$0.01362	$0.01349	$0.01351
Average Period GBP: USD exchange rate	$1.34876	$1.32094	$1.36066	$1.29006

The exchange rates used to translate amounts in INR (beginning March 19, 2019) and GBP (beginning May 11, 2020) into USD for the purposes of preparing the consolidated financial statements were as follows:

Balance sheet:

	June 30, 2021	June 30, 2020
Period-end INR: USD exchange rate	$0.01349	$0.01329
Period-end GBP: USD exchange rate	$1.38510	$1.23244

Income statement:

	June 30, 2021	June 30, 2020
Average Annual INR: USD exchange rate	$0.01353	$0.01386
Average Annual GBP: USD exchange rate	$1.32459	$1.23680